Financial Assets Held-for-Trading	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Financial Assets Held-for-Trading
7.	Financial Assets Held-for-Trading:

The details of financial instruments classified as held-for-trading at each period are as follows:

	2018	2019
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	24,906	16,490
Central Bank promissory notes	1,410,080	1,008,035
Other instruments issued by the Chilean Government and Central Bank	88,486	99,164

Other instruments issued in Chile
Bonds from other domestic companies	7,532	1,556
Bonds from domestic banks	20,186	55,094
Deposits in domestic banks	100,225	315,415
Other instruments issued in Chile	1,664	3,272

Instruments issued by foreign institutions
Other instruments issued abroad	4,446	―

Mutual fund investments
Funds managed by related companies	87,841	373,329
Funds managed by third-party	―	―
Total	1,745,366	1,872,355

Under "Instruments issued by the Chilean Government and Central Bank of Chile" are classified some instruments as sold under resale agreements to customers and financial institutions, by an amount of Ch$15,243 million as of December 31, 2019 (Ch$115,749 million as of December 31, 2018). Repurchase agreements had a 3 days average expiration at the end of year 2019 (2 days average expiration in 2018).

Moreover, under this same item, other financial instruments are maintained as collateral guaranteeing the derivative transactions executed through Comder Contraparte Central S.A. for an amount of Ch$57,639 million as of December 31, 2019 (Ch$34,456 million as of December 31, 2018).

"Other instruments issued in Chile" include instruments sold under repurchase agreements with customers and financial instruments amounting to Ch$251,158 million as of December 31, 2019 (Ch$99,268 million as of December 31, 2018). Agreements to repurchase have an average expiration of 7 days at the end of year 2019 (10 days in December 2018).

Additionally, the Bank holds financial investments in mortgage financial bonds issued by itself in the amount of Ch$8,029 million as of December 31, 2019 (Ch$11,397 million as of December 31, 2018), which are presented as a reduction of the liability line item "Debt issued".